Income From Reinsurance Ceded - Summary of Income From Reinsurance Ceded (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Income From Reinsurance Ceded [abstract]
Recovered claims and benefits	€ 3,127	€ 3,669	€ 3,477
Change in technical provisions	372	497	(26)
Commissions	241	122	236
Total	€ 3,740	€ 4,288	€ 3,687